Income taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income taxes
Loss before income taxes	$ 28,697	$ 28,382
Recovery based on combined federal and provincial statutory rate of 0000% (2022 - 25.48%)	(7,461)	(7,232)
Permanent differences	652	1,082
Change in deferred tax assets not recognized	6,929	6,440
Effect of tax rates in foreign jurisdictions	(248)	(3)
Net income tax (recovery) expense	(128)	$ 287
Deferred tax liability	$ 59
Federal and provincial statutory rate (as a percent)	26.00%	25.48%
Non-capital loss carry-forwards	$ 138,342
SR&ED expenditures	16,475
Federal and provincial tax credits	$ 3,544